Investments in joint ventures and associates - Narrative (Details) £ in Millions, $ in Millions				12 Months Ended
	Oct. 07, 2022 GBP (£)	Oct. 07, 2022 USD ($)	Mar. 15, 2022 GBP (£)	Mar. 31, 2023 GBP (£)	Mar. 31, 2022 GBP (£)	Mar. 31, 2021 GBP (£)
Disclosure of joint ventures [line items]
Retranslation of net assets offset by net investment hedge				£ 1,080	£ 754	£ (1,507)
Loss on net investment hedge reserves				198	125	(183)
Revenue				21,659	18,449	13,665
Joint Ventures and Associates
Disclosure of joint ventures [line items]
Capital commitments				412	714
Millennium Pipeline Company, LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest disposed	26.25%	26.25%
Consideration received	£ 497	$ 552
Retranslation of net assets offset by net investment hedge				47
Loss on net investment hedge reserves				22
Exceptional items | Millennium Pipeline Company, LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest disposed	26.25%	26.25%
Gains on disposals of investments				335	0	0
St William Homes LLP
Disclosure of joint ventures [line items]
Proportion of ownership interest disposed			50.00%
Cash proceeds			£ 413
St William Homes LLP | Exceptional items
Disclosure of joint ventures [line items]
Gains on disposals of investments				0	228	0
Revenue				£ 0	£ 189	£ 0